Commitments and Contingencies - Future Minimum Rentals Payable Under Non-cancellable Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases	¥ 4,947	$ 783	¥ 2,020
One year or less [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases	2,769	438	321
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases	2,178	345	1,628
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases			¥ 71